Income Taxes	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Income Taxes

11.           Income Taxes

The provision for income taxes consists of the following (in thousands):

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Current:
Federal	$—	$—	$—	$—
State and Local	1,235	5,739	4,331	2,772
Foreign	1,212	3,559	2,748	2,826
	2,447	9,298	7,079	5,598
Deferred – Federal	680	1,085	(433)	(5,783)
Deferred – state and local	288	1,517	(517)	(540)
Total deferred	968	2,602	(950)	(6,323)
Total	$3,415	$11,900	$6,129	$(725)

A reconciliation of the statutory tax rate to the effective rate is as follows:

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
U.S. federal tax at statutory rate	21.0%	21.0%	35.0%	35.0%
State and local taxes – net of federal benefit	4.7%	5.1%	2.8%	1.6%
Foreign taxes	3.7%	2.5%	3.1%	3.1%
Tax Cuts and Jobs Act provisional tax charge	0.0%	0.0%	2.2%	0.0%
LLC flow-through structure	(19.0)%	(20.2)%	(36.3)%	(40.5)%
Effective tax rate	10.4%	8.4%	6.8%	(0.8)%

The components of the Company’s deferred tax assets (liabilities) are as follows (in thousands):

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Deferred tax assets (liabilities):
Net operating losses	$6,810	$8,966
Goodwill and intangible assets	(28,799)	(2,146)
Other	2,362	—
Total deferred tax assets (liabilities)	$(19,627)	$6,820

As of December 31, 2018, the Company has federal, New York state and New York City net operating loss carryforwards for income tax purposes of  $17,196,000,  $24,449,000 and $22,654,000, respectively. If not utilized, the federal net operating loss carryforwards will begin to expire in 2032 and the state and local net operating loss carryforwards will begin to expire in 2035.

The Company was audited by the City of New York (“NYC”) for the tax periods from 2011 – 2013 and TWG was audited for the tax periods 2009 – 2011. In 2018, NYC issued an assessment for the periods under audit. Furthermore, NYC has also requested an extension of the statute of limitations, for TWG for the years 2012 – 2014 and for the Company for 2014, as it will audit those periods as well.

For October 1, 2018 to December 31, 2018 and January 1, 2018 to September 30, 2018, the Company recorded the additional tax, penalties and interest of  $26,000 and $1,288,000, respectively, resulting from NYC UBT audit assessments. For the tax periods from 2012 – 2016, the Company has calculated and recorded a provision of  $70,000 and $2,003,000 for October 1, 2018 to December 31, 2018 and January 1, 2018 to September 30, 2018, respectively, for the additional exposure based on the methodology from the UBT audit assessment. This provision is included in accounts payable, accrued expenses and other liabilities on the consolidated statement of financial condition and in provision for income taxes in the consolidated statement of income. This provision was made using the best estimate of the amount expected to be paid based on available information and assessment of all relevant factors. Due to the uncertainty associated with tax audits, it is possible that at some future date liabilities resulting from this audit could vary significantly from this provision. Nevertheless, based on currently enacted legislation and information currently known to us, the Company believes that the ultimate resolution of this audit will not have a material adverse impact on the Company’s financial condition taken as a whole.